Income Taxes - Summary of Reconciliation of Difference between Actual Provision for Income Taxes and Provision Computed by Applying Weighted Average Income Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net (loss) / income before income tax	$ (164,307)	$ (26,135)	$ 26,223
Weighted average income tax rate	27.00%	29.00%	39.00%
Income tax (benefit) / expense at weighted average income tax rate	$ (43,651)	$ (7,474)	$ 10,273
Permanent differences:
Non-taxable income	7,959	(469)	(1,448)
Foreign non-creditable withholding tax	1,471	4,439	4,193
Non-deductible expenses	12,161	1,054	1,346
Currency translation adjustment	1,289	1,891	1,902
Tax credits recovery	12	(157)
Others	20	553	540
Provisions and contingencies	1,747
True up	849	(2,693)	1,204
Change in Valuation allowance	(3,367)	(5,010)	(10,941)
Change in tax rate	72	2,641
Income tax (benefit) / expense	$ (21,438)	$ (5,225)	$ 7,069